Fair Value - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Measured at Amortized Cost (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	¥ 5,414,550	¥ 5,161,165
Debt securities	923,840	631,777
Financing liabilities	7,720,985	7,469,686
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	173,302	62,204
Fair value [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Receivables from financial services	5,488,065	5,173,553
Financing liabilities	7,809,379	7,408,800
Fair value [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Debt securities	¥ 173,302	¥ 62,210